Post-retirement pension and other defined benefit schemes - Pensions (Details) £ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($) employee plan country	May 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£) plan	Dec. 31, 2023 USD ($) employee plan country	Dec. 31, 2022 USD ($) employee	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) employee
Post-retirement benefits
Number of countries in which entity is operating benefit plans | country		28					28
Number of employees | employee		89,900					89,900	83,500			83,100
Past service credit							$ (12.0)	$ 6.0
Plan liabilities		$ 7,907.0					7,907.0	8,108.0
Market value of plan assets		6,479.0					6,479.0	7,030.0
Scheme obligations
Post-retirement benefits
Past service credit/(cost)							(12.0)	6.0
Plan liabilities		7,907.0					7,907.0	8,108.0			$ 13,018.0
Scheme assets
Post-retirement benefits
Contribution							188.0	205.0
Valuation of Fund liabilities		$ (6,479.0)					$ (6,479.0)	(7,030.0)			(10,564.0)
Minimum
Post-retirement benefits
Number of benefit plans operated by entity | plan		50					50
US
Post-retirement benefits
Plan liabilities		$ 154.0					$ 154.0	1,022.0
SWEDEN
Post-retirement benefits
Plan liabilities		1,602.0					1,602.0	1,312.0
UK defined benefit plans
Post-retirement benefits
Further contribution							18.0
Plan liabilities		5,161.0					5,161.0	4,801.0
Rest of Group defined benefit plans
Post-retirement benefits
Plan liabilities		$ 990.0					990.0	973.0
Pension schemes
Post-retirement benefits
Past service credit							$ (12.0)	6.0
Plan liabilities								8,108.0
Market value of plan assets								$ 7,030.0
Pension schemes | UK, US and Sweden
Post-retirement benefits
Number of main defined benefit pension obligation countries | plan						3	3
Pension schemes | UK and Sweden
Post-retirement benefits
Total defined benefit obligations as a percentage of total		86.00%					86.00%
Net defined benefit obligations as a percentage of total		66.00%					66.00%
Pension schemes | US
Post-retirement benefits
Discount rate - defined benefit obligation (as a percent)		4.70%					4.70%	5.00%
Plan liabilities		$ 154.0					$ 154.0	$ 1,022.0
Market value of plan assets		160.0					160.0	1,008.0
Pension schemes | US | Scheme obligations
Post-retirement benefits
Plan liabilities		154.0					154.0	1,022.0			1,404.0
Pension schemes | US | Scheme assets
Post-retirement benefits
Contribution							35.0	7.0
Valuation of Fund liabilities		$ (160.0)					(160.0)	(1,008.0)			(1,413.0)
Pension schemes | SWEDEN
Post-retirement benefits
Past service credit							$ 2.0	$ 4.0
Discount rate - defined benefit obligation (as a percent)		3.30%					3.30%	4.10%
Inflation assumption (as a percent)		1.60%					1.60%	1.90%
Salary increases assumption (as a percent)		3.10%					3.10%	3.40%
Pension increases assumption (as a percent)		1.60%					1.60%	1.90%
Plan liabilities		$ 1,602.0					$ 1,602.0	$ 1,312.0
Market value of plan assets		1,068.0					1,068.0	946.0
Pension schemes | SWEDEN | Scheme obligations
Post-retirement benefits
Past service credit/(cost)							2.0	4.0
Plan liabilities		1,602.0					1,602.0	1,312.0			2,373.0
Pension schemes | SWEDEN | Scheme assets
Post-retirement benefits
Contribution							46.0	43.0
Valuation of Fund liabilities		$ (1,068.0)					$ (1,068.0)	(946.0)			(1,234.0)
Pension schemes | UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total		65.00%					65.00%
Past service credit							$ (12.0)	$ 5.0
Discount rate - defined benefit obligation (as a percent)		4.60%					4.60%	4.90%
Inflation assumption (as a percent)		3.10%					3.10%	3.20%
Pension increases assumption (as a percent)		2.90%					2.90%	3.10%
Plan liabilities		$ 5,161.0					$ 5,161.0	$ 4,801.0
Market value of plan assets		4,759.0					4,759.0	4,573.0
Pension schemes | UK defined benefit plans | Scheme obligations
Post-retirement benefits
Past service credit/(cost)							(12.0)	5.0
Plan liabilities		5,161.0					5,161.0	4,801.0			7,941.0
Pension schemes | UK defined benefit plans | Scheme assets
Post-retirement benefits
Contribution							65.0	118.0
Valuation of Fund liabilities		$ (4,759.0)					(4,759.0)	(4,573.0)			(7,333.0)
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Past service credit							$ (2.0)	$ (3.0)
Discount rate - defined benefit obligation (as a percent)		3.30%					3.30%	3.70%
Inflation assumption (as a percent)		2.20%					2.20%	2.50%
Salary increases assumption (as a percent)		3.70%					3.70%	4.00%
Pension increases assumption (as a percent)		2.20%					2.20%	2.50%
Plan liabilities		$ 990.0					$ 990.0	$ 973.0
Market value of plan assets		492.0					492.0	503.0
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Post-retirement benefits
Past service credit/(cost)							(2.0)	(3.0)
Plan liabilities		990.0					990.0	973.0			1,300.0
Pension schemes | Rest of Group defined benefit plans | Scheme assets
Post-retirement benefits
Contribution							42.0	37.0
Valuation of Fund liabilities		(492.0)					(492.0)	(503.0)			$ (584.0)
UK defined benefit pension
Post-retirement benefits
Deficit recovery contribution				£ 39	$ 48.0
Past service credit					$ (16.0)
Further contribution						£ 39	$ 50.0
Discount rate - defined benefit obligation (as a percent)									3.03%	3.03%
Value of charge for funding agreement	£ 317	404.0
Value of the charge for funding agreement, capped amount		$ 446.0
Salary increases assumption (as a percent)									0.00%	0.00%
Pension increases assumption (as a percent)									3.64%	3.64%
Plan liabilities									£ 5,951	$ 7,820.0
Market value of plan assets									£ 5,604	$ 7,364.0
UK defined benefit pension | Maximum
Post-retirement benefits
Value of the charge for funding agreement, capped amount | £	£ 350
UK defined benefit pension | UK defined benefit plans | Minimum
Post-retirement benefits
Number of employees | employee		400					400
US defined benefit pension
Post-retirement benefits
Decrease in plan liabilities through cash payments and purchase of insured annuities			$ 840.0
Gains (losses) from settlement of plan liabilities			1.7
Cash contributions			$ 25.0
No. of remaining US post retirement benefit plans | plan		3					3
Sweden defined benefit pension
Post-retirement benefits
Further contribution							$ 53.0
Plan liabilities								1,312.0
Market value of plan assets								$ 946.0
Benefit payments accounted for as group contributions							$ 47.0
Sweden defined benefit pension | Maximum
Post-retirement benefits
Funding level as a percentage of scheme obligations						100.00%	100.00%
Sweden defined benefit pension | SWEDEN
Post-retirement benefits
Total defined benefit obligations as a percentage of total		20.00%					20.00%